Plan Description	12 Months Ended
Dec. 31, 2025
EBP QACA
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the General Dynamics Corporation 401(k) QACA Plan (the Plan) provides only general information. Participants should refer to the Plan Document for a more complete description of the Plan’s provisions.
(a)General
The Plan is a defined contribution plan covering eligible employees of General Dynamics Corporation (the Company, Employer, Plan Administrator, or Plan Sponsor) and its subsidiaries. Employees subject to a collective bargaining agreement are not eligible to participate in this Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan participates in the General Dynamics Corporation 401(k) Plan Master Trust (Master Trust) along with certain other plans also sponsored by the Company.
(b)Plan Administration
Fidelity Management Trust Company (Fidelity) holds the Plan’s assets as the Plan’s trustee and Fidelity Workplace Services, LLC is the Plan’s recordkeeper.
(c)Contributions
Employees are eligible to participate in the Plan upon hire or after reaching age 18, whichever is later. Participants may contribute from 1% up to 75% of eligible compensation as pre-tax deferrals, Roth deferrals or after-tax contributions, up to the statutory limits defined by the Internal Revenue Code (IRC). The Plan has an automatic enrollment feature under which new employees who do not make a contrary election as described in the Plan Document will automatically be enrolled in the Plan. The Plan's automatic enrollment deferral rate is 6%. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified plans (rollovers). The Plan has an Employer matching contribution of 100% of the first 4% of eligible compensation contributed to the Plan, and 50% of the next 2% of eligible compensation contributed to the Plan. The Plan is intended to be a safe-harbor plan as defined in the IRC.
Participants at certain business units that do not accrue credited service under a Company‑sponsored defined benefit pension plan may be eligible to receive an Employer discretionary contribution based on a percentage of their eligible compensation. Effective January 1, 2025, participants eligible for the Employer discretionary contribution generally must be employed on the last day of the plan year to be to receive the Employer discretionary contribution. No Employer discretionary contributions were made to the plan for 2025 plan year. At December 31, 2024, $1,693,260 of such discretionary contributions were included as a receivable in the Plan’s financial statements.
(d)Participant Accounts
Each participant directs his or her contributions to be invested in various funds. Changes to investment elections can be made according to Plan rules. Each participant’s account is credited with the participant’s contribution and Employer contributions and allocations of Plan earnings and losses, less an allocation of administrative expenses. The benefit to which a participant is entitled is the vested balance of his or her account.
The assets of the Plan that are invested in the General Dynamics Corporation Common Stock are in a separate fund (the GD Stock Fund) which constitutes an Employee Stock Ownership Plan (an ESOP) under certain sections of the IRC, as amended. Participants are given the right to take a distribution of regularly scheduled dividends of the General Dynamics Corporation Common Stock held in the GD
Stock Fund in cash or leave the funds in the Plan to be reinvested in General Dynamics Corporation Common Stock, as provided by the Plan.
(e)Vesting
Participants’ contributions and actual earnings thereon are always 100% vested. Participants originally hired before January 1, 2020, are 100% vested in employer safe harbor matching contributions and earnings thereon. Participants hired on or after January 1, 2020, are 100% vested in safe harbor employer matching contributions and earnings thereon after two years of continuous service. Non-safe harbor matching contributions and employer discretionary contributions, if applicable, are subject to a three‑year cliff vesting schedule.
(f)Notes Receivable from Participants
The Plan permits active participants to borrow the lesser of (i) $50,000 less the highest outstanding note receivable (or participant loans or loan) balance during the last 12 months, or (ii) 50% of the vested amount in their accounts (subject to limits defined in the Plan Document and under the IRC). Loans are secured by the remaining balance in the participants’ accounts. Participants are required to repay the loan by regular payroll deductions over a period of up to five years. The Plan also offers primary residence loans (with terms up to 20 years). Participants can have up to two loans outstanding at any one time, one of which may be a primary residence loan. Loans are issued at the U.S. prime rate of interest plus 1%. Participant loans are recorded at amortized cost, which is the remaining unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are reclassified as distributions based upon the terms of the Plan Document.
(g)Payment of Benefits
Participants are eligible to receive benefit payments upon retirement, death, disability or termination of employment. On termination of service, a participant (or designated beneficiary) may elect to (a) receive a lump‑sum amount equal to the value of the participant’s vested interest in his or her account, (b) roll over the value of the participant’s vested interest in his or her account into an eligible retirement plan, (c) receive periodic (e.g., annual or monthly) fixed-amount or fixed-percent installment payments, or (d) receive a partial distribution of his or her total vested account balance. Active participants may be eligible to receive in‑service or hardship withdrawals, or withdrawals allowed under the IRC for participants that reach age 59½, subject to the provisions in the Plan Document.
(h)Forfeited Accounts
Forfeitures are used to reduce Employer contributions. At December 31, 2025 and 2024, participants’ forfeited nonvested accounts were not material. Forfeitures used during 2025 to reduce Employer contributions were not material.
(i)Net Transfers Within Master Trust
Effective October 1, 2025, certain salaried participants, formerly eligible for the Plan, became eligible for the General Dynamics Corporation 401(k) Plan 6.0 (Plan 6.0). Participant account balances and notes receivable in Plan were transferred to Plan 6.0 in the amounts of $63,754,026 and $163,921, respectively.
Remaining net transfers to and from plans within the Master Trust are a result of individual participants transferring jobs within the Company which causes them to become a participant in a different plan that also participates in the Master Trust.
(j)Transfer from Other Plan
Effective December 31, 2025, the Iron EagleX, Inc. 401(k) Plan (IEX Plan) was merged into the Plan. The account balances and notes receivable from participants in the IEX Plan were merged into the Plan in the amounts of $13,414,738 and $137,081, respectively. Effective January 1, 2026, participants who were formerly eligible to participate in the IEX Plan became eligible to participate in the Plan.
(k)Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, liquidity, and credit risks, as well as the risks associated with global events. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.